Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
Accounting policies
Property, plant and equipment are recorded at historical cost, less accumulated amortization and impairment losses. Expenditures for additions and improvements are capitalized. Specific and general borrowing costs are capitalized when the asset construction period exceeds 12 months. Expenditures for maintenance and repairs are charged to earnings. Upon retirement, disposal, or destruction of an asset, the cost and related amortization are derecognized and any resulting gain or loss is included in earnings.
Property, plant and equipment are amortized on a straight-line basis over their estimated useful lives as follows:

Buildings	10 - 30 years
Manufacturing plant, equipment and machinery	6 - 25 years
Fixtures, mobile and other equipment	3 - 10 years
Roads and bridges	Not exceeding 40 years
Major maintenance shutdowns	1 - 2 years
Construction-in-progress includes the purchase price and any costs directly attributable to bringing the asset to the location and condition necessary for its intended use. Construction-in-progress is not depreciated. Once the asset is complete and available for use, the construction-in-progress balance is transferred to the appropriate category of property, plant and equipment and depreciation commences.
Supporting Information

	Manufacturing plant, equipment and machinery	Construction- in-progress	Roads and bridges	Other	Total
As at December 31, 2022	$3,520	$359	$44	$59	$3,982
Acquisition (note 3)	23	—	—	36	58
Additions	257	244	13	1	516
Amortization[1]	(451)	—	(11)	(1)	(462)
Impairment (note 17)	(202)	(7)	—	—	(209)
Transfer to disposal groups held for sale (note 6)	(50)	—	(3)	(1)	(54)
Foreign exchange	17	1	—	2	19
Disposals	(8)	—	—	(1)	(9)
Transfers	217	(222)	2	(1)	(4)
As at December 31, 2023	$3,319	$376	$46	$94	$3,835

As at December 31, 2023
Cost	$6,524	$376	$156	$95	$7,151
Accumulated amortization	(3,205)	—	(110)	(1)	(3,316)
Net	$3,319	$376	$46	$94	$3,835

As at December 31, 2023	$3,319	$376	$46	$94	$3,835
CPP agreement (note 3)	12	2	—	—	15
Additions	73	411	11	—	495
Amortization[1]	(462)	—	(7)	(1)	(470)
Impairment (note 17)	(15)	—	—	—	(15)
Foreign exchange	(11)	—	—	(5)	(16)
Disposals	(2)	—	—	—	(2)
Transfers	343	(343)	—	—	—
As at December 31, 2024	$3,259	$445	$49	$89	$3,842

As at December 31, 2024
Cost	$6,939	$445	$165	$91	$7,641
Accumulated amortization	(3,680)	—	(116)	(2)	(3,798)
Net	$3,259	$445	$49	$89	$3,842
1.Amortization of $462 million relates to cost of products sold and $8 million relates to selling, general and administration expense (2023 - $451 million and $11 million respectively).